VIE arrangements (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Jan. 15, 2021	Dec. 31, 2020
Cash	$ 107,111,075	$ 165,310,609
Restricted cash	996,452	6,443,076
Accounts receivable, net	2,155,444	4,705,563
Income tax receivable		1,322,340
Total	15,543,825	22,196,981		$ 0
Prepaid expenses and other current assets	9,869,406	11,940,043		0
Indemnification Assets Current	6,044,155	6,044,155		0
Total current assets	141,027,363	224,832,512		607,599,790
Property and equipment	15,558,716	22,159,470		0
Carrying amount goodwill		45,666,784	$ 616,979,694
Goodwill and intangible assets		266,194,530		0
Right-of-use assets	19,143,848	27,662,847		0
Total assets	322,594,770	571,454,989		607,681,123
Accounts payable and accrued liabilities	25,327,121	41,625,317		28,321,972
Consideration payable - current portion	7,153,013	7,496,240
Operating lease liability - current portion	2,423,413	3,177,666
Total current liabilities	41,681,191	58,686,776		28,321,972
Operating lease liabilities	22,920,265	27,142,326
Total liabilities	127,379,944	168,923,416		$ 28,321,972
Variable Interest Entity, Primary Beneficiary [Member]
Cash	3,851,443	1,754,929
Restricted cash	996,452	6,443,076
Accounts receivable, net	149,245	91,004
Income tax receivable	0	162,073
Total	2,142,122	1,199,662
Prepaid expenses and other current assets	1,405,873
Prepaid expenses		421,117
Indemnification Assets Current		980,000
Total current assets	8,545,135	11,051,861
Property and equipment	5,874,961	5,110,894
Carrying amount goodwill	0	36,253,294
Intangible assets	31,596,969	25,471,611
Goodwill and intangible assets		61,724,905
Right-of-use assets	8,751,513	12,199,466
Total assets	54,768,578	90,087,126
Accounts payable and accrued liabilities	5,177,495	6,724,680
Consideration payable - current portion	1,649,783	1,331,724
Operating lease liability - current portion	545,028	935,346
Total current liabilities	7,372,306	8,991,750
Operating lease liabilities	11,399,056	11,681,587
Deferred tax liabilities	8,765,597	7,563,419
Consideration payable	520,681	1,827,515
Total liabilities	$ 28,057,640	$ 30,064,271